Consolidated Statements of Changes in Partners' Capital (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013		Jun. 30, 2013
Payments in connection with lease terminations	$ 0	$ 0	$ 250,980
Fair value of swap at termination					$ 25,300
Contribution to equity		451	21,062	[1]
Incentive Distribution Rights
Cash distributions to IDR holders	$ 8,700	$ 5,600	$ 3,700

[1]	In June 2013, the Golar Winter and the Golar Grand were refinanced. We made a cash payment of $251.0 million to the lessors to terminate the respective lease financing arrangements (including the associated Golar Winter currency swap of $25.3 million) and to acquire the legal title of both these vessels. The transaction to acquire the legal title of the vessels was between controlled entities, thus, the vessels continue to be recorded at their historical book values and the difference between the cash payment made and the carrying value of the vessels is an equity contribution. The contribution recognized was $21.1 million.